Document and Entity Information	Jan. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 19, 2024
Entity Registrant Name	SALEM MEDIA GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-26497
Entity Tax Identification Number	77-0121400
Entity Address Address Line 1	6400 NORTH BELT LINE ROAD
Entity Address City Or Town	IRVING
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75063
City Area Code	469
Local Phone Number	586-0080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	SALM
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001050606